MINE HOLDING COSTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Mine Holding Costs [Abstract]
Disclosure of detailed information about mine holding costs [Table Text Block]

	Year Ended December 31,
	2022	2021
La Parrilla(1)	$3,320	$3,278
Del Toro	2,347	3,385
San Martin	3,609	2,597
La Guitarra(1)	2,654	2,796
	$11,930	$12,056
(1) During the year ended December 31, 2022 , there was an announcement for the proposed sale of the La Guitarra and the La Parrilla mines (Note 15), upon which the mines were classified as assets held-for-sale ("AHFS").